INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Property, plant and equipment
Property, plant and equipment	$ 48,946,555	$ 47,954,596
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	67,386,521	63,974,402	$ 55,849,205	$ 54,527,392
Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	$ (18,439,966)	$ (16,019,806)	$ (13,981,043)	$ (13,012,286)